Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of subsidiaries [abstract]
Schedule of Financial Statement of Subsidiaries

The principal subsidiaries of G. Willi-Food International Ltd, all of which have been included in these consolidated financial statements, are as follows:

Subsidiary	Country of incorporation and principal place of business	Proportion of ownership interest at 31 December
		December 31,
		2 0 2 2	2 0 2 1
Euro European Dairies (Goldfrost) Ltd.	Israel	100%	100%
W.F.D. (Import, Marketing and Trading) Ltd.	Israel	100%	100%
W. Capital Ltd.	Israel	100%	100%